Organization and Basis of Presentation	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization and Basis of Presentation [Abstract]
Organization and Basis of Presentation

Note 1 – Organization and Basis of Presentation

Organization

Mobile Global Esports Inc. (the “Company”) was incorporated on March 11, 2021 under the laws of the State of Delaware. The Company was originally named Elite Esports, Inc. but changed its name to Mobile Global Esports Inc. on April 21, 2021. The Company has been assigned certain limited rights to commercialize university esports events for 76 universities in India. The unique advantage of esports is that the events can be virtual, and virtual events bypass any Covid-19 restrictions on in-person events.

Basis of Presentation

The accompanying financial statements were prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Coronavirus (COVID-19)

The Company’s business could be adversely impacted by the effects of the Coronavirus (COVID-19). In addition to global macroeconomic effects, the COVID-19 outbreak and any other related adverse public health developments could cause disruption to our operations. COVID-19 or other disease outbreaks could in the short-run and may over the longer term adversely affect the economies and financial markets of many countries, resulting in an economic downturn that could impact the Company’s operating results. Although the magnitude of the impact of the COVID-19 outbreak on the Company’s business and operations remains uncertain, the continued spread of COVID-19 or the occurrence of other epidemics and the imposition of related public health measures and travel and business restrictions could adversely impact the Company’s business, financial condition, operating results and cash flows. In addition, the Company could experience disruptions to its business operations resulting from quarantines, self-isolations, or other movement and restrictions on the ability of its employees to perform their jobs that may impact the Company’s ability to develop and grow its business.

Interim financial statements

The unaudited condensed financial statements are prepared by the Company, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The information furnished herein reflects all adjustments, consisting only of normal recurring adjustments, which in the opinion of management, are necessary to fairly state the Company’s financial position, the results of its operations, and cash flows for the periods presented. Certain information and footnote disclosures normally present in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America were omitted pursuant to such rules and regulations. The results of operations for the nine months ended September 30, 2022 are not necessarily indicative of the results expected for the year ending December 31, 2022.

Note 1 - Organization and Basis of Presentation

Organization

Mobile Global Esports Inc. (the “Company”) was incorporated on March 11, 2021 under the laws of the State of Delaware. The Company was originally named Elite Esports, Inc. but changed its name to Mobile Global Esports Inc. on April 21, 2021. The Company has been assigned certain limited rights to commercialize university esports events for 73 universities in India and 90 leading universities in Pakistan. The unique advantage of esports is that the events can be virtual, and virtual events bypass any Covid-19 restrictions on in-person events.

Basis of Presentation

The accompanying financial statements were prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Coronavirus (COVID-19)

The Company’s business could be adversely impacted by the effects of the Coronavirus (COVID-19). In addition to global macroeconomic effects, the COVID-19 outbreak and any other related adverse public health developments could cause disruption to our operations. COVID-19 or other disease outbreaks could in the short-run and may over the longer term adversely affect the economies and financial markets of many countries, resulting in an economic downturn that could impact the Company’s operating results. Although the magnitude of the impact of the COVID-19 outbreak on the Company’s business and operations remains uncertain, the continued spread of COVID-19 or the occurrence of other epidemics and the imposition of related public health measures and travel and business restrictions could adversely impact the Company’s business, financial condition, operating results and cash flows. In addition, the Company could experience disruptions to its business operations resulting from quarantines, self-isolations, or other movement and restrictions on the ability of its employees to perform their jobs that may impact the Company’s ability to develop and grow its business.